Consolidated Balance Sheets (Parentheticals) - shares	Jan. 31, 2019	Jan. 31, 2018
Common shares, shares issued (in shares)	76,864,866	76,773,497
Common shares, shares outstanding (in shares)	76,864,866	76,773,497